ALLOWANCE FOR CREDIT LOSSES - Allowance for Loan Losses Roll Forward by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for credit losses
Allowance for loan losses at beginning of period	$ 15,994	$ 19,648	$ 25,455
Charge-offs	(9,041)	(11,108)	(12,769)
Recoveries	1,739	2,135	2,306
Replenishment of net charge-offs	7,302	8,973	10,463
Net reserve builds (releases)	139	(1,879)	(1,961)
Net specific reserve releases	(333)	(266)	(898)
Other	(3,174)	(1,509)	(2,948)
Allowance for loan losses at the end of year	12,626	15,994	19,648
Allowance for loan losses:
Determined in accordance with ASC 450				$ 10,184	$ 11,783
Determined in accordance with ASC 310-10-35				2,426	4,152
Determined in accordance with ASC 310-30				16	60	$ 113
Allowance for loan losses	15,994	19,648	25,455	12,626	15,994	19,648
Loans, net of unearned income:
Loans collectively evaluated for impairment in accordance with ASC 450-20				600,369	617,468
Loans individually evaluated for impairment in accordance with ASC 310-10-35				11,993	20,845
Loans held at fair value				5,005	5,901
Loans, net of unearned income				617,617	644,635
Receivables Acquired with Deteriorated Credit Quality
Allowance for loan losses:
Determined in accordance with ASC 310-30				16	59
Loans, net of unearned income:
Loans				250	421
Corporate
Allowance for credit losses
Allowance for loan losses at beginning of period	2,447	2,674	2,870
Charge-offs	(349)	(458)	(445)
Recoveries	105	160	225
Replenishment of net charge-offs	244	298	220
Net reserve builds (releases)	550	(145)	(202)
Net specific reserve releases	86	(20)	(1)
Other	(292)	(62)	7
Allowance for loan losses at the end of year	2,791	2,447	2,674
Allowance for loan losses:
Determined in accordance with ASC 450				2,408	2,162
Determined in accordance with ASC 310-10-35				380	241
Allowance for loan losses	2,447	2,674	2,870	2,791	2,447	2,674
Loans, net of unearned income:
Loans collectively evaluated for impairment in accordance with ASC 450-20				285,053	271,284
Loans individually evaluated for impairment in accordance with ASC 310-10-35				1,803	1,499
Loans held at fair value				4,971	5,858
Loans, net of unearned income				291,832	278,692
Corporate | Receivables Acquired with Deteriorated Credit Quality
Allowance for loan losses:
Determined in accordance with ASC 310-30				3	44
Loans, net of unearned income:
Loans				5	51
Consumer
Allowance for credit losses
Allowance for loan losses at beginning of period	13,547	16,974	22,585
Charge-offs	(8,692)	(10,650)	(12,324)
Recoveries	1,634	1,975	2,081
Replenishment of net charge-offs	7,058	8,675	10,243
Net reserve builds (releases)	(411)	(1,734)	(1,759)
Net specific reserve releases	(419)	(246)	(897)
Other	(2,882)	(1,447)	(2,955)
Allowance for loan losses at the end of year	9,835	13,547	16,974
Allowance for loan losses:
Determined in accordance with ASC 450				7,776	9,621
Determined in accordance with ASC 310-10-35				2,046	3,911
Allowance for loan losses	$ 13,547	$ 16,974	$ 22,585	9,835	13,547	$ 16,974
Loans, net of unearned income:
Loans collectively evaluated for impairment in accordance with ASC 450-20				315,316	346,184
Loans individually evaluated for impairment in accordance with ASC 310-10-35				10,190	19,346
Loans held at fair value				34	43
Loans, net of unearned income				325,785	365,943
Consumer | Receivables Acquired with Deteriorated Credit Quality
Allowance for loan losses:
Determined in accordance with ASC 310-30				13	15
Loans, net of unearned income:
Loans				$ 245	$ 370